Investments	6 Months Ended
Sep. 30, 2025
Investments [Abstract]
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2025 and September 30, 2025 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
March 31, 2025

Available-for-sale securities:
Debt securities:
Japanese government bonds	8,378,639	123	16,329	8,362,432
Japanese local government bonds	571,110	5	23,376	547,739
U.S. Treasury bonds and federal agency securities	127,719	34	123	127,630
Other foreign government bonds	2,586,790	6,078	1,704	2,591,164
Agency mortgage-backed securities (1)	340,583	10	25,034	315,558
Residential mortgage-backed securities	21,802	1	897	20,907
Commercial mortgage-backed securities	850,518	4,693	1,424	853,787
Japanese corporate bonds and other debt securities	1,436,823	13,220	11,952	1,438,091
Foreign corporate bonds and other debt securities (2)	800,601	2,079	1,371	801,309

Total	15,114,585	26,243	82,211	15,058,617

Held-to-maturity securities:
Debt securities:
Japanese government bonds	419,480	—	19,601	399,879
Agency mortgage-backed securities (3)	3,766,283	23,982	162,763	3,627,502

Total	4,185,763	23,982	182,364	4,027,381

September 30, 2025

Available-for-sale securities:
Debt securities:
Japanese government bonds	11,028,504	792	44,799	10,984,497
Japanese local government bonds	544,296	3	23,353	520,946
U.S. Treasury bonds and federal agency securities	127,019	362	1	127,379
Other foreign government bonds	3,352,112	7,029	1,568	3,357,574
Agency mortgage-backed securities (1)	343,039	—	31,976	311,063
Residential mortgage-backed securities	6,301	—	123	6,178
Commercial mortgage-backed securities	810,204	4,219	1,408	813,015
Japanese corporate bonds and other debt securities	1,220,285	11,653	10,607	1,221,332
Foreign corporate bonds and other debt securities (2)	847,488	1,443	879	848,051

Total	18,279,246	25,501	114,713	18,190,034

Held-to-maturity securities:
Debt securities:
Japanese government bonds	419,524	—	20,302	399,222
Agency mortgage-backed securities (3)	3,751,335	35,874	143,896	3,643,314

Total	4,170,859	35,874	164,198	4,042,536

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥315,536 million and ¥22 million, respectively, at March 31, 2025, and ¥311,042 million and ¥21 million, respectively, at September 30, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥221,706 million at March 31, 2025, and ¥231,261 million at September 30, 2025.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2025 and September 30, 2025.
(5)	Accrued interest receivables of ¥20,845 million at March 31, 2025, and ¥29,632 million at September 30, 2025 are excluded from amortized cost and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at September 30, 2025 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,157,744	5,071,382	779,245	20,132	11,028,504
Japanese local government bonds	55,986	288,519	194,785	5,005	544,296
U.S. Treasury bonds and federal agency securities	22,315	104,704	—	—	127,019
Other foreign government bonds	2,646,489	703,137	1,245	1,241	3,352,112
Agency mortgage-backed securities	—	—	610	342,429	343,039
Residential mortgage-backed securities	—	—	—	6,301	6,301
Commercial mortgage-backed securities	7,086	528,525	274,593	—	810,204
Japanese corporate bonds and other debt securities	295,887	457,565	153,449	313,385	1,220,285
Foreign corporate bonds and other debt securities	626,251	210,241	4,115	6,881	847,488

Total	8,811,759	7,364,072	1,408,043	695,373	18,279,246

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	209,917	209,607	—	419,524
Agency mortgage-backed securities	—	—	—	3,751,335	3,751,335

Total	—	209,917	209,607	3,751,335	4,170,859

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,157,512	5,045,050	763,605	18,330	10,984,497
Japanese local government bonds	55,798	279,610	181,272	4,266	520,946
U.S. Treasury bonds and federal agency securities	22,313	105,066	—	—	127,379
Other foreign government bonds	2,647,417	707,671	1,245	1,241	3,357,574
Agency mortgage-backed securities	—	—	600	310,462	311,063
Residential mortgage-backed securities	—	—	—	6,178	6,178
Commercial mortgage-backed securities	7,109	528,904	277,001	—	813,015
Japanese corporate bonds and other debt securities	295,175	453,476	151,667	321,014	1,221,332
Foreign corporate bonds and other debt securities	626,375	210,666	4,130	6,881	848,051

Total	8,811,700	7,330,443	1,379,520	668,371	18,190,034

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	204,891	194,331	—	399,222
Agency mortgage-backed securities	—	—	—	3,643,314	3,643,314

Total	—	204,891	194,331	3,643,314	4,042,536

Credit losses
The MHFG Group did
not
recognize allowance for credit losses on
available-for-sale
securities on March 31 and September 30, 2024 and March 31 and September 30, 2025. The Group did
not
recognize allowance for credit losses on
held-to-maturity
securities on March 31 and September 30, 2024 and March 31 and September 30, 2025 because held-to-maturity
securities consist of Japanese government bonds and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses.
Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2025 and September 30, 2025:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

	(in millions of yen)
March 31, 2025

Available-for-sale securities:
Debt securities:
Japanese government bonds	7,660,587	16,325	1,725	5	7,662,312	16,329
Japanese local government bonds	54,117	1,975	493,411	21,402	547,528	23,376
U.S. Treasury bonds and federal agency securities	22,241	123	—	—	22,241	123
Other foreign government bonds	757,135	446	138,034	1,258	895,169	1,704
Agency mortgage-backed securities (Note)	63,435	2,971	245,191	22,064	308,626	25,034
Residential mortgage-backed securities	1,952	9	17,188	888	19,140	897
Commercial mortgage-backed securities	71,383	534	113,411	890	184,795	1,424
Japanese corporate bonds and other debt securities	127,307	1,972	1,058,758	9,980	1,186,066	11,952
Foreign corporate bonds and other debt securities	142,540	256	42,959	1,115	185,499	1,371

Total	8,900,698	24,609	2,110,679	57,602	11,011,377	82,211

September 30, 2025

Available-for-sale securities:
Debt securities:
Japanese government bonds	9,637,369	42,402	144,982	2,397	9,782,351	44,799
Japanese local government bonds	21,651	713	499,115	22,640	520,766	23,353
U.S. Treasury bonds and federal agency securities	22,313	1	—	—	22,313	1
Other foreign government bonds	1,305,586	1,333	109,288	235	1,414,874	1,568
Agency mortgage-backed securities (Note)	50,783	3,309	260,258	28,667	311,042	31,976
Residential mortgage-backed securities	1,187	14	3,458	109	4,646	123
Commercial mortgage-backed securities	30,650	420	114,631	988	145,281	1,408
Japanese corporate bonds and other debt securities	131,277	1,639	874,346	8,968	1,005,623	10,607
Foreign corporate bonds and other debt securities	187,010	226	43,866	654	230,877	879

Total	11,387,828	50,056	2,049,945	64,657	13,437,773	114,713

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥308,626 million at March 31, 2025, and ¥311,042 million at September 30, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Available-for-sale
securities are considered impaired if the fair value is less than the amortized cost. The MHFG Group recognizes impairment losses in earnings if the Group has the intent to sell the debt security, or if it is more likely than not that the Group will be required to sell the debt security before recovery of its amortized cost.

For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases are expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses are recognized in income, the Group determined that their entire amortized cost bases are expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses are recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the six months ended September 30, 2024 and 2025. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments.

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Gross realized gains	10,527	17,330
Gross realized losses	(7,168)	(13,962)

Net realized gains (losses) on sales of available-for-sale securities	3,358	3,368

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	(133,889)	586,485
Less: Net gains (losses) recognized during the period on equity securities sold during the period	(16,559)	81,151

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	(117,330)	505,334

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025

	(in millions of yen)
Carrying amounts at the end of the period	601,621	596,289
Downward adjustments and impairments	23,886	28,354
Upward adjustments	13,880	13,080
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Downward adjustments and impairments	2,914	5,766
Upward adjustments	229	—
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025

	(in millions of yen)
Equity method investments	907,413	932,057
Investments held by consolidated investment companies and other	93,176	94,938

Total	1,000,589	1,026,995

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥340,574 million and ¥338,186 million, at March 31, 2025 and September 30, 2025, respectively. The aggregate market values of these marketable equity securities were ¥452,117 million and ¥606,521 million, respectively. The majority of the aggregate market values of these marketable equity securities as of September 30, 2025 include Joint Stock Commercial Bank for Foreign Trade of Vietnam, Mizuho Leasing Company, Limited and Orient Corporation of which the Group’s proportionate shares of the total outstanding common stock were
15.00%, 23.54% and 48.96
%, respectively. In addition, equity method investments as of September 30, 2025 include non-marketable
equity securities such as Rakuten Securities, Inc., Custody Bank of Japan, Ltd. and Kisetsu Saison Finance (India) Private Ltd. of which the MHFG Group’s proportionate shares of the total outstanding common stock were
 49.00%, 27.00
% and
 15.91
%, respectively.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.